OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, New York 10281-1008

April 25, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC, 20549

Re:	Oppenheimer Small- & Mid-Cap Growth Fund
Post-Effective Amendment No. 21 under the Securities Act
and Amendment No. 21 under the Investment Company Act
File Nos. 333-44176; 811-10071

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), on behalf of Oppenheimer Small- & Mid-Cap Growth Fund (the “Fund”). This filing constitutes Post-Effective Amendment No. 21 under the Securities Act and Amendment No. 21 under the Investment Company Act (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

This filing is being made pursuant to Rule 485(a) under the Securities Act. Pursuant to SEC Release No. IC-13768 (February 14, 1984) under the Investment Company Act, the Registrant requests selective review of the Amendment. The Registrant believes that selective review is appropriate because the Amendment contains disclosure that, except as noted below, is not materially different from the disclosure contained in the Registrant’s Registration Statement filed on February 27, 2013. The Amendment has been tagged to indicate changes since the February 27, 2013 filing.

The material differences between the disclosure in the February 27, 2013 filing and the Amendment are:

1.	A change in the Registrant’s name from Oppenheimer Small- & Mid-Cap Growth Fund to Oppenheimer Discovery Mid Cap Growth Fund; and
2.	Related changes to the Registrant’s benchmarks, investment strategies, and risks, to reflect the change in the Registrant’s emphasis from securities issued by small- and mid-cap issuers to securities issued by mid-cap issuers.

We anticipate the Amendment should become effective on June 28, 2013, as indicated on the facing page of the Amendment, as the Amendment incorporates by reference the audited financial statements of the Fund for the fiscal year ended October 31, 2012.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Edward Gizzi, Esq.
Vice President & Associate Counsel
OFI Global Asset Management, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008
212-323-4091
egizzi@oppenheimerfunds.com

Sincerely,

/s/ Carolyn Liu-Hartman
Carolyn Liu-Hartman
Assistant Vice President & Assistant Counsel

cc:	Valerie Lithotomos, Esq.
Kramer Levin Naftalis & Frankel LLP
Edward Gizzi, Esq.
Gloria LaFond